Statement of Cash Flows - Summary of Cash and Cash Equivalents (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash		₩ 2,114,596		₩ 2,439,490
Checks issued by other banks		142,437		123,163
Due from the Bank of Korea		15,362,056		17,520,636
Due from other financial institutions		12,217,222		12,391,461
Sub-total		29,836,311		32,474,750
Due from financial institutions measured at fair value through profit or loss		79,810		69,469
Sub-total		29,916,121		32,544,219
Restricted due from financial institutions	[1]	(3,273,428)		(4,893,839)
Due from financial institutions with original maturities over three months		(816,105)		(1,115,582)
Sub-total		(4,089,533)		(6,009,421)
Total		₩ 25,826,588	$ 20,005,568	₩ 26,534,798	$ 20,554,155	₩ 25,273,273	₩ 20,091,735

[1]	Items meeting the definition of cash are excluded.